Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	DUOS TECHNOLOGIES GROUP, INC.
Entity Central Index Key	0001396536
Document Type	POS AM
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Amendment description	On December 29, 2017, the U.S. Securities and Exchange Commission declared effective the registration statement number 333-222206 on Form S-1 (the “Registration Statement”) filed by Duos Technologies Group. Inc. (the “Company”). The Company is filing this post-effective amendment No. 1 to the Registration Statement for the purpose of updating its financial and other disclosures.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer